Other Long Term Liabilities	12 Months Ended
Dec. 31, 2022
Other Long Term Liabilities [Abstract]
OTHER LONG TERM LIABILITIES
NOTE 17:-	OTHER LONG TERM LIABILITIES

Government grants:

	2022	2021
	USD in thousands
Balance as of January 1,	961	536
Initial consolidation of subsidiaries	-	738
Grants received during the year	77	202
Liability revaluation	251	(515)
Balance as of December 31,	1,289	961

Presented in the statement of financial position as follows:

	December 31,
	2022	2021
	USD in thousands
In current liabilities	402	194
In non-current liabilities	887	767
	1,289	961

Government grants:

The Company received from the Government of Israel grants for participation in research and development in return for the payment of royalties of 3.5% on sales of products resulting from the funded research and development up to 100% of the grants received.

The financial statements include the liability in the amount which management expects to repay the IIA, within ten years, discounted at a rate of 11.5%.

As of December 31, 2022, total grants received by HUB amount to USD 973 thousand and no material amount was paid. In 2022 new grant was received in the amount of 77 thousand.

As of December 31, 2022, total grants received by ALD and ALD Software, the subsidiary, amount to 1,873 USD thousand and the total royalties paid was 467 USD thousand.